Statement of Changes in Consolidated Equity - EUR (€) € in Thousands	Equity attributable to parent	Share capital	Share premium.	Reserves	Profit attributable to parent	Interim dividend	Treasury stock	Translation differences	Other comprehensive incomes	Cash flow hedges	Non-controlling interests [Member]	Total
Balance at beginning of the year at Dec. 31, 2018	€ 4,225,554	€ 119,604	€ 910,728	€ 2,441,931	€ 596,642	€ (136,747)	€ (55,441)	€ 349,391	€ (554)		€ 471,050	€ 4,696,604
Translation differences	16,975							16,975			11,921	28,896
Other comprehensive income	(349)								(349)			(349)
Other comprehensive income / (expense) for the year	16,626							16,975	(349)		11,921	28,547
Profit/(loss) for the year	625,146				625,146						23,498	648,644
Total comprehensive income for the year	641,772				625,146			16,975	(349)		35,419	677,191
Net change in treasury stock (note 16 (d))	5,857						5,857					5,857
Acquisition / Divestment of non-controlling interests (note 16 (c))	198,967			220,976				(22,009)			1,517,180	1,716,147
Other changes	(11,291)			(11,291)								(11,291)
Interim dividend	(136,828)					(136,828)						(136,828)
Distribution of prior year profit, Reserves				459,895	(459,895)
Distribution of prior year profit, Dividends	(101,912)			(101,912)								(101,912)
Distribution of prior year profit, Interim dividend					(136,747)	136,747
Operations with shareholders or owners	(45,207)			567,668	(596,642)	(81)	5,857	(22,009)			1,517,180	1,471,973
Balance at end of the year at Dec. 31, 2019	4,822,119	119,604	910,728	3,009,599	625,146	(136,828)	(49,584)	344,357	(903)		2,023,649	6,845,768
Translation differences	(616,886)							(616,886)			(108,419)	(725,305)
Other comprehensive income	(252)								(252)			(252)
Other comprehensive income / (expense) for the year	(617,138)							(616,886)	(252)		(108,419)	(725,557)
Profit/(loss) for the year	618,546				618,546						90,444	708,990
Total comprehensive income for the year	1,408				618,546			(616,886)	(252)		(17,975)	(16,567)
Net change in treasury stock (note 16 (d))	5,850						5,850					5,850
Acquisition / Divestment of non-controlling interests (note 16 (c))	405,698			405,698							(405,698)
Other changes	(13,453)			(13,453)							11,687	(1,766)
Distribution of prior year profit, Reserves				488,318	(488,318)
Distribution of prior year profit, Dividends	(113,230)			(113,230)								(113,230)
Distribution of prior year profit, Interim dividend					(136,828)	136,828
Operations with shareholders or owners	284,865			767,333	(625,146)	€ 136,828	5,850				(394,011)	(109,146)
Balance at end of the year at Dec. 31, 2020	5,108,392	119,604	910,728	3,776,932	618,546		(43,734)	(272,529)	(1,155)		1,611,663	6,720,055
Translation differences	605,620							605,620			110,124	715,744
Cash flow hedges	3,130									€ 3,130		3,130
Other comprehensive income	286								286			286
Other comprehensive income / (expense) for the year	609,036							605,620	286	3,130	110,124	719,160
Profit/(loss) for the year	188,726				188,726						76,601	265,327
Total comprehensive income for the year	797,762				188,726			605,620	286	3,130	186,725	984,487
Net change in treasury stock (note 16 (d))	(120,455)						(120,455)					(120,455)
Acquisition / Divestment of non-controlling interests (note 16 (c))	(1,611)			(1,611)							1,522	(89)
Other changes	(8,036)			(8,036)							82	(7,954)
Distribution of prior year profit, Reserves				618,546	(618,546)
Distribution of prior year profit, Dividends	(252,443)			(252,443)							(6,503)	(258,946)
Operations with shareholders or owners	(382,545)			356,456	(618,546)		(120,455)				(4,899)	(387,444)
Balance at end of the year at Dec. 31, 2021	€ 5,523,609	€ 119,604	€ 910,728	€ 4,133,388	€ 188,726		€ (164,189)	€ 333,091	€ (869)	€ 3,130	€ 1,793,489	€ 7,317,098